Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	Carrying Amount June 30, 2016	Fair Value June 30, 2016	Carrying Amount December 31, 2015	Fair Value December 31, 2015
Financial assets/(liabilities)
Cash and cash equivalents	253,927	253,927	289,676	289,676
Restricted cash	8,552	8,552	15,330	15,330
Investments	1,000	1,000	1,000	1,000
Debt	(1,557,786)	(1,557,539)	(1,400,094)	(1,399,447)

Schedule of Derivative Instruments - Statements of Financial Position Location

		Asset Derivatives		Liability Derivatives
		June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,109	4,666
	Financial instruments - Fair value, net of current portion	—	—	6,421	3,181

	Subtotal	—	—	10,530	7,847

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	—	1,040
Bunker call options	Current portion of financial instruments- Fair value	649	28	—	—
	Financial instruments - Fair value, net of current portion	515	126	—	—

	Subtotal	1,164	154	—	1,040

	Total derivatives	1,164	154	10,530	8,887

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2016	2015	2016	2015
Interest rate swaps	(1,422)	193	(4,945)	(3,010)

Total	(1,422)	193	(4,945)	(3,010)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2016	2015	2016	2015
Interest rate swaps	Depreciation expense	(39)	(38)	(77)	(77)
Interest rate swaps	Interest and finance costs, net	(692)	(1,116)	(1,620)	(1,888)

Total		(731)	(1,154)	(1,697)	(1,965)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations

		Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2016	2015	2016	2015
Interest rate swaps	Interest and finance costs, net	1,073	171	1,040	106
Bunker swaps	Interest and finance costs, net	—	867	—	524
Bunker put options	Interest and finance costs, net	617	(1,039)	744	(830)
Total		1,690	(1)	1,784	(200)

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements	June 30, 2016	December 31, 2015
Interest rate swaps	(10,530)	(8,887)
Bunker call options	1,164	154

	(9,366)	(8,733)